Summary of Significant Accounting Policies - Accounting Pronouncements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset	$ 52,961	$ 159,638
Foreign exchange (loss) gain (notes 8 and 15)	20,718	13,574	$ (6,140)
Investments in subsidiaries	$ 1,075,653	1,173,728
Finance Leased Assets, Number of Units | vessel	22
Non-controlling interest	$ 1,989,883	2,089,730
Accumulated deficit	(527,028)	(546,684)
Other long-term liabilities (notes 6 and 15)	198,107	216,348
Accumulated other comprehensive loss (note 1)	(48,883)	(23,737)
Intangible Assets, Net (Including Goodwill)	137,082	133,466
Net Income (Loss) Attributable to Noncontrolling Interest	173,915	161,591	21,490
Controlling Interest	(82,933)	(310,577)	(79,237)
Undistributed Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	138,271	83,894	(48,230)
Distributed Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	0	40,138	30,463
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset		148,600			$ 170,000
Lease liability		148,600			170,000
Foreign exchange (loss) gain (notes 8 and 15)		200
Investments in subsidiaries		100
Change on Opening Equity		100			100
Direct financing lease payments received	340,900	17,100	10,900
Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change on Opening Equity					1,600
Accumulated other comprehensive loss (note 1)					1,600
Accounting Standards Update 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investments in subsidiaries				$ 40,000
Non-controlling interest				37,400
Direct Financing Lease, Net Investment in Lease				15,100
Accumulated deficit				17,700
Other long-term liabilities (notes 6 and 15)				1,400
Intangible Assets, Net (Including Goodwill)				$ 1,400
Teekay Tankers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	105,455	47,887	(37,423)
Controlling Interest	(18,138)	(6,525)	(15,125)
Teekay Tankers | Undistributed Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	105,455	47,887	(37,423)
Controlling Interest	(18,138)	(6,525)	(15,125)
Teekay LNG
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	68,473	113,661	58,863
Controlling Interest	28,839	50,943	18,012
Teekay LNG | Undistributed Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	32,816	36,007	(10,807)
Controlling Interest	28,839	30,575	2,986
Teekay LNG | Distributed Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	0	40,138	30,463
Controlling Interest	$ 0	20,368	$ 15,026
Time-charter [Member] | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset					13,700
Time-charter [Member] | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset					$ 900
Other assets – non-current | Office Building [Member] | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset		13,700
Accrued Liabilities and Other | Office Building [Member] | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability		$ 13,900